Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 1,155	$ 654
Trade accounts receivable, net of allowances of $180 and $290, respectively	2,440	1,508
Inventories, current	6,930	9,634
Income taxes receivable	57	58
Other current assets	1,931	3,075
Total current assets	12,513	14,929
Property, plant and equipment, net	3,084	2,426
Right-of-use assets, net	129	103
Inventories. noncurrent	643
Other noncurrent assets	3	3
Total assets	16,372	17,461
Current liabilities
Trade accounts payable	2,630	1,360
Income taxes payable	991	511
Accrued expense	3,543	2,564
Contract liabilities	1,944	287
Line of credit	622
Convertible notes, current		950
Right-of-use liabilities, current	138	103
Other current liabilities	114	224
Total current liabilities	10,757	6,999
Shareholder promissory note		18,571
Contract liabilities, noncurrent	121	10
Convertible notes, noncurrent	5,695
Warrants	49
Deferred tax liabilities, net	18	90
Total liabilities	16,640	25,670
Commitments and contingencies (Note 15)
Shareholders' equity (deficit)
Common stock, $0.0001 par value; 300,000,000 and 7,708,163 shares authorized as of December 31, 2023 and 2022, respectively, and 11,956,823 and 5,292,384 shares issued and outstanding as of December 31, 2023 and 2022, respectively	1
Additional paid-in capital	32,862	2,654
Accumulated deficit	(33,131)	(10,863)
Total shareholders' deficit	(268)	(8,209)
Total liabilities and shareholders' deficit	16,372	17,461
Related Party
Current liabilities
Related party promissory note	575	$ 1,000
Legacy SMAP
Current liabilities
Related party promissory note	$ 200